Note 22 - Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Other Liabilities [Abstract]
Disclosure of other non-current liabilities [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Post-employment benefits	111,904	136,811
Other-long term benefits	71,345	64,928
Miscellaneous	48,432	43,896
	231,681	245,635

Disclosure of net defined benefit liability (asset) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Unfunded	103,841	115,774
Funded	8,063	21,037
	111,904	136,811

The movement in the present value of funded obligations is as follows:

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
At the beginning of the year	176,309	160,412
Translation differences	356	2,148
Current service cost	222	850
Interest cost	4,190	5,009
Remeasurements (*)	(7,019)	18,025
Benefits paid	(14,530)	(9,266)
Other	-	(869)
At the end of the year	159,528	176,309

(*)	For 2021 a gain of $0.4 million is attributable to demographic assumptions and a gain of $6.6 million to financial assumptions. For 2020 a loss of $3.7 million is attributable to demographic assumptions and a loss of $14.3 million to financial assumptions

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Present value of funded obligations	159,528	176,309
Fair value of plan assets	(160,504)	(157,335)
Liability (*)	(976)	18,974

(*)	In 2021 and 2020, $9 million and $2.1 million corresponding to a plan with a surplus balance were reclassified within other non-current assets, respectively.

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Values at the beginning of the year	115,774	125,573
Current service cost	5,728	4,796
Interest cost	5,997	6,496
Curtailments and settlements	(422)	(1,237)
Remeasurements (*)	3,174	(2,230)
Translation differences	(3,716)	(415)
Increase due to business combinations (**)	-	1,566
Benefits paid from the plan	(13,539)	(22,955)
Reclassified to current liabilities	(8,884)	-
Other	(271)	4,180
At the end of the year	103,841	115,774

(*)	For 2021 a loss of $0.7 million is attributable to demographic assumptions and a loss of $2.5 million to financial assumptions. For 2020 a loss of $1.6 million is attributable to demographic assumptions and a gain of $3.8 million to financial assumptions.
(**)	Related to IPSCO acquisition. See note 33 to these Consolidated Financial Statements.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
	Year ended December 31,
	2021	2020
Discount rate	1% - 7%	1% - 7%
Rate of compensation increase	0% - 3%	0% - 3%
	Year ended December 31,
	2021	2020
Discount rate	2% - 3%	1% - 3%
Rate of compensation increase	0% - 3%	0% - 3%

Disclosure of fair value of plan assets [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
At the beginning of the year	(157,335)	(145,160)
Translation differences	(250)	(1,729)
Return on plan assets	(3,793)	(4,411)
Remeasurements	(10,817)	(10,396)
Contributions paid to the plan	(3,338)	(5,017)
Benefits paid from the plan	14,530	9,266
Other	499	112
At the end of the year	(160,504)	(157,335)
	Year ended December 31,
	2021	2020
Equity instruments	49.2%	49.3%
Debt instruments	46.7%	46.8%
Others	4.1%	3.9%

Disclosure of other current liabilities [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Payroll and social security payable	174,794	175,175
Miscellaneous	28,931	27,651
	203,725	202,826